Risks and Financial Instruments - Allowance for doubtful accounts on trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 524,779	R$ 452,778
Ipiranga [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	442,486	350,594
Ultragaz [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	61,975	83,627
Oxiteno [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	12,371	10,755
Extrafarma [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	5,858	5,623
Ultracargo [member]
Summary of risks and financial instruments [line items]
Allowances for doubful accounts on trade receivable	R$ 2,089	R$ 2,179